Employee - Summary of Status of Performance Share Plans and Related Changes (Detail) - Performance share plans [member]	12 Months Ended
	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares € / shares	Dec. 31, 2015 shares € / shares
Disclosure of share based compensation plans [Line Items]
Outstanding at 1 January	14,818,060	15,979,140	17,468,291
Awarded	4,962,345	7,016,274	8,890,394
Vested	(4,723,861)	(6,983,053)	(8,448,454)
Forfeited	(1,371,797)	(1,194,301)	(1,931,091)
Outstanding at 31 December	13,684,747	14,818,060	15,979,140
Fair value per share award during the year | € / shares	€ 42.59	€ 35.43	€ 33.17